Cover	12 Months Ended
Dec. 31, 2021 shares
Entity Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-39240
Entity Registrant Name	GFL Environmental Inc.
Entity Primary SIC Number	4953
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	100 New Park Place,
Entity Address, City or Town	Vaughan
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	L4K 0H9
City Area Code	905
Local Phone Number	326-0101
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Amendment Flag	false
Document Fiscal Year Focus	2021
Entity Central Index Key	0001780232
Document Fiscal Period Focus	FY
Issued as partial consideration for acquisitions (in shares)	876,419
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	3411 Silverside Road, Tatnall Building, Suite 104
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19810
Contact Personnel Name	Corporate Creations Network Inc
City Area Code	302
Local Phone Number	351-3367
Subordinate voting shares
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	326,229,953
Title of 12(b) Security	Subordinate voting shares
Trading Symbol	GFL
Security Exchange Name	NYSE
Issued as partial consideration for acquisitions (in shares)	876,419
Multiple voting shares
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	12,062,964
Issued as partial consideration for acquisitions (in shares)	0
Tangible equity units
Entity Information [Line Items]
Title of 12(b) Security	Tangible equity units
Trading Symbol	GFLU
Security Exchange Name	NYSE
Preferred shares
Entity Information [Line Items]
Issued as partial consideration for acquisitions (in shares)	0
Series A Perpetual Convertible Preferred Shares [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	28,571,428
Series B Perpetual Convertible Preferred Shares [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	8,196,721